Submission	Nov. 18, 2025
Submission [Line Items]
Central Index Key	0002084272
Registrant Name	UNITY FORGE INC
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Issuer Name	UNITY FORGE INC